CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Income tax expense on Income (loss) from discontinued operations	$ 0	$ 0